GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of revised allocation of goodwill
The following table summarizes the revised allocation of goodwill.

	Healthcare	Business Solutions	Financial Services	Commercial	Industrial	Total
Goodwill at January 2, 2011	$2,385	$—	$1,743	$1,296	$1,133	$6,557
Acquisitions	899	—	—	—	—	899
Goodwill at January 1, 2012	3,284	—	1,743	1,296	1,133	7,456
Reallocation of goodwill	—	4,172	(1,743)	(1,296)	(1,133)	—
Goodwill at December 30, 2012	$3,284	$4,172	$—	$—	$—	$7,456

Summary of intangible assets
Identifiable intangible assets consist of the following:

	December 30, 2012		January 1, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization

Intangible Assets with Determinable Lives
Patents	$2,916	$(1,042)	$2,916	$(891)
Customer relationships	2,610	(783)	2,610	(261)
Software technology	2,650	(568)	2,650	(189)
Trademark	129	(28)	129	(9)
Non-compete agreement	100	(51)	100	(32)

Total	$8,405	$(2,472)	$8,405	$(1,382)